INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Revenue (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Revenue
Royalties	$ 933,157	$ 1,414,864	$ 986,602
Right of use licence	1,679,733	13,430,824	20,287,845
Revenues from contracts with customers	237,835,325	287,661,057	420,438,539
Sale of goods and services
Revenue
Revenues from contracts with customers	$ 235,222,435	$ 272,815,369	$ 399,164,092